Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Current Liabilities
6. Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Accrued compensation	$4,054	$4,589
Accrued contracted research and development costs	7,092	6,972
Accrued professional and consulting fees	1,474	946
Other	488	330

Total accrued and other current liabilities	$13,108	$12,837